ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

3.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consists of following balance:

	As of December 31,
	2024	2025
	$US	$US
Accounts receivables	10,301,288	16,111,717
Less: provision for credit loss	18,431	137,041
Total accounts receivable, net	10,282,857	15,974,676

As of December 31, 2024 and 2025, there were no accounts receivable pledged.

Details of the movements of provision for credit losses are as follows:

	As of December 31,
	2024	2025
	$US	$US
Balance at the beginning of the year	13,273	18,431
Provision for the year	5,602	116,036
Write-off of credit loss	—	(1,152)
Foreign currency translation adjustment	(444)	3,726
Balance at the end of the year	18,431	137,041